Loans and financing (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Changes in Loans and Financing

As of December 31, 2024, the Group did not have outstanding loans payable. The following table shows the changes in loans for the years ended December 31, 2024 and 2023:

	2024	2023
Opening balance on January 1	—	1,153
Loans from acquisition of subsidiaries	71	—
Payment of loans	(71)	(1,238)
Interest charged	—	4
Interest paid	—	(5)
Basis adjustment on the fair value hedge	—	42
Exchange differences	—	44
Closing balance on December 31	—	—